UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

                                               ------------------------------
Check here if Amendment; |_|   Amendment Number:
      This Amendment (Check only one.): |_|   is a restatement.
                                        |_|   adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Energy Income Partners, LLC
            --------------------------------------------------------------------
Address:    49 Riverside Avenue
            --------------------------------------------------------------------
            Westport, CT 06880
            --------------------------------------------------------------------
Form 13F File Number:   28-12170
                        ---------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       David E Scott
            --------------------------------------------------------------------
Title:      CCO
            --------------------------------------------------------------------
Phone:      646-415-8159
            --------------------------------------------------------------------
Signature, Place, and Date of Signing:

         /s/ David E Scott                Danbury, CT            02/10/2011
      ---------------------------   --------------------------   --------------
               [Signature]               [City, State]               [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

First Trust Advisors L.P.   13F File Number:  028-06487

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1
                                            ------------------------------
Form 13F Information Table Entry Total:     95
                                            ------------------------------
Form 13F Information Table Value Total:     $ 1,387,577
                                            ------------------------------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1. First Trust Advisors L.P.   13F File Number:  028-06487

                                                                                                                     Voting
                                                                                                                    Authority
                                                           Market Value $   Shares/  Investment    Other    -----------------------
     Name of Issuer              Title of Class    CUSIP      (x1000)       Quantity Discretion  Managers    Sole     Shared   None
-----------------------------    --------------  --------- -------------- ---------- ----------  --------   ------- --------  -----
Amerigas Partners L P            Unit L P Int    030975106     17,727        386,127    OTHER        1                386,127
Amerigas Partners L P            Unit L P Int    030975106      8,365        182,207    SOLE       NONE     182,207
Buckeye Partners L P             Unit LP Partn   118230101     35,971        562,222    OTHER        1                562,222
Buckeye Partners L P             Unit LP Partn   118230101     18,173        284,049    SOLE       NONE     284,049
El Paso Pipeline Partners L      Com Unit LPI    283702108     20,684        597,450    OTHER        1                597,450
El Paso Pipeline Partners L      Com Unit LPI    283702108     15,058        434,947    SOLE       NONE     434,947
Enterprise Prods Partners L P    Com             293792107     50,473      1,088,253    OTHER        1              1,088,253
Enterprise Prods Partners L P    Com             293792107     30,393        655,295    SOLE       NONE     655,295
Holly Energy Partners L P        Com Ut Ltd Ptn  435763107     18,083        336,047    OTHER        1                336,047
Holly Energy Partners L P        Com Ut Ltd Ptn  435763108      9,886        183,725    SOLE       NONE     183,725
Inergy L P                       Unit Ltd Ptnr   456615103      3,972        162,674    OTHER        1                162,674
ITC Hldgs Corp                   Com             465685105      4,553         60,000    OTHER        1                 60,000
ITC Hldgs Corp                   Com             465685105      4,567         60,190    SOLE       NONE      60,190
Kinder Morgan Energy Partner     Ut Ltd Partner  494550106     17,480        205,771    OTHER        1                205,771
Magellan Midstream Prtnrs LP     Com Unit RP LP  559080106     52,358        760,127    OTHER        1                760,127
Magellan Midstream Prtnrs LP     Com Unit RP LP  559080106     26,998        391,956    SOLE       NONE     391,956
Northeast Utils                  Com             664397106     15,185        421,000    OTHER        1                421,000
Northeast Utils                  Com             664397106      5,021        139,190    SOLE       NONE     139,190
Oiltanking Partners L P          Unit Ltd        678049107      1,899         68,000    OTHER        1                 68,000
Oiltanking Partners L P          Unit Ltd        678049107        952         34,110    SOLE       NONE      34,110
Oneok Inc New                    Com             682680103     14,171        163,466    OTHER        1                163,466
Oneok Inc New                    Com             682680103      8,872        102,337    SOLE       NONE     102,337
Penn VA Resources Partners L     Com             707884102     13,976        547,428    OTHER        1                547,428
Penn VA Resources Partners L     Com             707884102         38          1,480    SOLE       NONE       1,480
Plains All Amern Pipeline L P    Unit Ltd Partn  726503105     53,518        728,634    OTHER        1                728,634
Plains All Amern Pipeline L P    Unit Ltd Partn  726503105     22,428        305,356    SOLE       NONE     305,356
Sempra Energy                    Com             816851109      2,750         50,000    OTHER        1                 50,000
Sempra Energy                    Com             816851109      3,783         68,789    SOLE       NONE      68,789
Southern Co                      Com             842587107     16,743        361,700    OTHER        1                361,700
Southern Co                      Com             842587107      1,730         37,368    SOLE       NONE      37,368
Southern Un Co New               Com             844030106         10            248    SOLE       NONE         248
Spectra Energy Corp              Com             847560109     19,216        624,900    OTHER        1                624,900
Spectra Energy Corp              Com             847560109      1,369         44,531    SOLE       NONE      44,531
Suburban Propane Partners L P    Unit Ltd Partn  864482104      1,547         32,500    OTHER        1                 32,500
UGI Corp New                     Com             902681105     25,388        863,530    OTHER        1                863,530
UGI Corp New                     Com             902681105     10,718        364,542    SOLE       NONE     364,542
Western Gas Partners LP          Com Unit LP IN  958254104      4,391        106,400    OTHER        1                106,400
Williams Cos Inc Del             Com             969457100     41,770      1,549,158    OTHER        1              1,549,158
Williams Cos Inc Del             Com             969457100      9,695        359,556    SOLE       NONE     359,556
WPX Energy Inc.                  Com             98212B103      9,383        516,386    OTHER        1                516,386
WPX Energy Inc.                  Com             98212B103      2,175        119,707    SOLE       NONE     119,707
Alliance Holdings GP LP          Com Units LP    01861G100      5,201        100,050    OTHER        1                100,050
Alliance Holdings GP LP          Com Units LP    01861G100      3,519         67,705    SOLE       NONE      67,705
Alliance Res Partner L P         Ut Ltd Part     01877R108      9,773        129,310    OTHER        1                129,310
Alliance Res Partner L P         Ut Ltd Part     01877R108     12,582        166,470    SOLE       NONE     166,470
Centerpoint Energy Inc           Com             15189T107     16,526        822,600    OTHER        1                822,600
Centerpoint Energy Inc           Com             15189T107        703         35,000    SOLE       NONE      35,000
Dominion Res Inc VA New          Com             25746U109     17,628        332,100    OTHER        1                332,100
Dominion Res Inc VA New          Com             25746U109      7,280        137,148    SOLE       NONE     137,148
Duke Energy Corp New             Com             26441C105      2,992        136,000    OTHER        1                136,000
EV Energy Partners LP            Com Units       26926V107      1,318         20,000    SOLE       NONE      20,000
El Paso Corp                     Com             28336L109     23,849        897,600    OTHER        1                897,600
El Paso Corp                     Com             28336L109      4,441        167,130    SOLE       NONE     167,130
ENBRIDGE INC                     Com             29250N105     21,709        580,299    OTHER        1                580,299
ENBRIDGE INC                     Com             29250N105      9,291        248,368    SOLE       NONE     248,368
Enbridge Energy Partners L P     Com             29250R106     18,455        556,026    OTHER        1                556,026
Enbridge Energy Partners L P     Com             29250R106        365         11,000    SOLE       NONE      11,000
Enbridge Energy Management L     Shs Units LLI   29250X103      8,323        239,448    OTHER        1                239,448
Enbridge Energy Management L     Shs Units LLI   29250X103     16,447        473,168    SOLE       NONE     473,168
Energy Transfer Prtnrs L P       Unit Ltd Partn  29273R109     17,003        370,844    OTHER        1                370,844
Energy Transfer Equity L P       Com Ut Ltd Ptn  29273V100     18,094        445,879    OTHER        1                445,879
Energy Transfer Equity L P       Com Ut Ltd Ptn  29273V100     10,965        270,213    SOLE       NONE     270,213
Exelon Corp                      Com             30161N101     10,038        231,450    OTHER        1                231,450
Exelon Corp                      Com             30161N101        259          5,980    SOLE       NONE       5,980
Kinder Morgan Management LLC     Shs             49455U100     70,384        896,377    OTHER        1                896,377
Kinder Morgan Management LLC     Shs             49455U100     23,916        304,585    SOLE       NONE     304,585
Kinder Morgan Inc. Del           Com             49456B101     18,047        561,000    OTHER        1                561,000
Kinder Morgan Inc. Del           Com             49456B101      4,454        138,450    SOLE       NONE     138,450
MLP & Strategic Equity FD IN     Com             55312N106        813         47,600    SOLE       NONE      47,600
Natural Resource Partners L P    Com Unit L P    63900P103     17,083        630,130    OTHER        1                630,130
Natural Resource Partners L P    Com Unit L P    63900P103      1,392         51,330    SOLE       NONE      51,330
NextEra Energy Inc               Com             65339F101     21,381        351,200    OTHER        1                351,200
NextEra Energy Inc               Com             65339F101      3,527         57,939    SOLE       NONE      57,939
Nisource Inc.                    Com             65473P105     28,189      1,183,900    OTHER        1              1,183,900
Nisource Inc.                    Com             65473P105      7,626        320,285    SOLE       NONE     320,285
Nustar Energy LP                 Unit Com        67058H102     32,344        570,846    OTHER        1                570,846
Nustar Energy LP                 Unit Com        67058H102     18,479        326,141    SOLE       NONE     326,141
NuStar GP Holdings LLC           Unit Restg LLC  67059L102     11,355        341,490    OTHER        1                341,490
NuStar GP Holdings LLC           Unit Restg LLC  67059L102     14,910        448,424    SOLE       NONE     448,424
Oneok Partners LP                Unit Ltd Partn  68268N103     25,881        448,240    OTHER        1                448,240
Oneok Partners LP                Unit Ltd Partn  68268N103     10,643        184,324    SOLE       NONE     184,324
Spectra Energy Partners LP       Com             84756N109      9,139        285,960    OTHER        1                285,960
Spectra Energy Partners LP       Com             84756N109      7,305        228,578    SOLE       NONE     228,578
Sunoco Logistics Prtnrs L P      Com Units       86764L108     36,052        915,020    OTHER        1                915,020
Sunoco Logistics Prtnrs L P      Com Units       86764L108     18,054        458,211    SOLE       NONE     458,211
TC Pipelines LP                  Ut Com Ltd Prt  87233Q108     27,321        576,025    OTHER        1                576,025
TC Pipelines LP                  Ut Com Ltd Prt  87233Q108      8,289        174,771    SOLE       NONE     174,771
Transcanada Corp                 Com             89353D107     34,778        796,391    OTHER        1                796,391
Transcanada Corp                 Com             89353D107      2,023         46,329    SOLE       NONE      46,329
Transmontaigne Partners L P      Com Unit L P    89376V100     14,583        435,181    OTHER        1                435,181
Transmontaigne Partners L P      Com Unit L P    89376V100      7,110        212,190    SOLE       NONE     212,190
Williams Partners L P            Com Unit L P    96950F104     15,919        265,355    OTHER        1                265,355
Williams Partners L P            Com Unit L P    96950F104     10,528        175,494    SOLE       NONE     175,494
Teekay LNG Partners L P          Prtnrsp Units   Y8564M105     19,913        600,328    OTHER        1                600,328
Teekay LNG Partners L P          Prtnrsp Units   Y8564M105      7,908        238,405    SOLE       NONE     238,405
                                                   Total    1,387,577